Equity - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Par value per share	₩ 5,000	₩ 5,000
Number of issued common shares	500,000,000	357,815,700
Capital increase	₩ 1,280,814
Share capital	2,500,000	₩ 1,789,079
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Capital increase	₩ 710,921